RELATED PARTY TRANSACTIONS AND BALANCES - Related Party Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables from related parties included in amounts receivable
Contractual fees and other receivables from investments managed	$ 14,976	$ 11,906
Employee relocation housing loan	1,477	1,578
Loan receivables from portfolio investments	0	8,629
Annual incentive plan	26,111	25,469
Long-term incentive plan	30,929	29,345
Performance fees liability	39,893	48,358
Dividends payable	497	472
Other payables to related parties included in amounts payable and accrued liabilities	$ 166	$ 200
Related party receivable, underlying employee relocation housing loan, term	10 years